Segment Information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Third-party revenue	[1]	$ 524,876	$ 530,614	$ 523,940
Adjusted EBITDA		25,562	67,644	89,354
Depreciation and amortization		(22,796)	(15,125)	(13,826)
Impairment of long-lived assets			(363)
Stock-based compensation		(11,686)	(6,766)	(4,289)
Operating (loss) / income		(8,920)	45,390	71,239
Financial income		7,944	7,621	2,389
Financial expense	[2]	(25,159)	(26,788)	(19,268)
Income / (loss) before income tax		(26,135)	26,223	54,360
Income tax benefit / (expense)		5,225	(7,069)	(11,994)
Net (loss) / income		(20,910)	19,154	42,366
Operating Segments [member] | Air [member]
Segment Reporting Information [Line Items]
Third-party revenue		201,638	214,804	241,015
Adjusted EBITDA		3,346	27,790	58,397
Depreciation and amortization		(7,716)	(4,630)	(1,865)
Operating (loss) / income		(4,370)	23,160	56,532
Operating Segments [member] | Packages, Hotels and Other Travel Products [member]
Segment Reporting Information [Line Items]
Third-party revenue		323,238	315,810	282,925
Adjusted EBITDA		36,546	37,739	31,341
Depreciation and amortization		(7,716)	(4,582)	(2,556)
Operating (loss) / income		28,830	33,157	28,785
Unallocated [member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		(14,330)	2,115	(384)
Depreciation and amortization		(7,364)	(5,913)	(9,405)
Impairment of long-lived assets			(363)
Stock-based compensation		(11,686)	(6,766)	(4,289)
Operating (loss) / income		$ (33,380)	$ (10,927)	$ (14,078)

[1]	Includes $ 38,760, $ 43,975 and $ 37,000 for related party transactions for the years 2019, 2018 and 2017, respectively. See note 17.
[2]	Includes $15,379, $ 12,368 and $ 8,601 for factoring of credit card receivables for the years ended 2019, 2018 and 2017, respectively.